Right of Use Assets	6 Months Ended
Jun. 30, 2026
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
6	RIGHT OF USE ASSETS

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	1,688,860	413,551
Add: New right-of-use asset recognized	1,487,466	-	-
Less: Termination	(105,860)	-	-
Less: Modification	(69)	1,014	248
As at end of the year/period	1,688,860	1,689,874	413,799

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	137,297	278,632	68,229
Amortization of the year/period	214,646	177,083	43,362
Less: Termination	(73,311)	-	-
As at end of the year/period	278,632	455,715	111,591

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	170,026	1,410,228	345,322
As at end of the year/period	1,410,228	1,234,159	302,208

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	162,577	1,360,238	333,082
Add: New lease recognized	1,355,647	-	-
Add: Imputed interest	40,750	31,444	7,700
Less: Modification	(69)	1,014	248
Less: Principal repayment	(161,328)	(191,308)	(46,846)
Termination	(37,339)	-	-
As at end of the year/period	1,360,238	1,201,388	294,184

Lease liability current portion	323,500	330,501	80,930
Lease liability non-current portion	1,036,738	870,887	213,254
	1,360,238	1,201,388	294,184

Maturities of Lease
Year ending December 31, 2026	323,500	-	-
Year ending December 31, 2027	321,983	-	-
Year ending December 31, 2028	336,260	-	-
Year ending December 31, 2029	236,467	-	-
Year ending December 31, 2030	55,810	-	-
After December 31, 2030	86,218	-	-
	1,360,238	-	-

Maturities of Lease
Period ending June 30, 2027	-	330,501	80,930
Period ending June 30, 2028	-	316,163	77,419
Period ending June 30, 2029	-	385,859	94,485
Period ending June 30, 2030	-	54,382	13,317
Period ending June 30, 2031	-	54,981	13,463
After June 30, 2031	-	59,502	14,570
	-	1,201,388	294,184